Loans, borrowings and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Loans and borrowings
Schedule of total debt

	Current liabilities		Non-current liabilities
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Principal in:
US$	256	649	10,300	16,060
EUR	—	—	1,088	1,140
R$	492	515	2,940	3,368
Other currencies	25	17	127	206
Accrued charges	230	522	8	12
Total	1,003	1,703	14,463	20,786

Schedule of future flows of debt payments

		Estimated future
	Principal	interest payments (i)
2019	773	831
2020	1,053	799
2021	1,233	732
2022	1,872	662
Between 2023 and 2027	5,109	2,132
2028 onwards	5,188	3,794
Total	15,228	8,950

(i)   Based on interest rate curves and foreign exchange rates applicable as at December 31, 2018 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Schedule of reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2017	22,489
Additions	1,225
Repayments (i)	(7,841)
Interest paid	(1,121)
Cash flow from financing activities	(7,737)

Effect of exchange rate	(407)
Interest accretion	1,121
Non-cash changes	714

December 31, 2018	15,466

(i)   In 2018, the Company conducted a cash tender offer for Vale Overseas’ 5.875% guaranteed notes due 2021, 6.875% guaranteed notes due 2036, 4.375% guaranteed notes due 2022 and a cash tender offer for Vale S.A.’ 5.625% guaranteed notes due 2042 and repurchased a total of US$3,730. The Company also redeemed all of Vale Overseas’ 4.625% guaranteed notes due 2020 totaling US$499.